Segment Information - Segment Profit and Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment profit
Operating profit	£ 4,087	£ 2,598	£ 10,322
Finance income	65	72	104
Finance costs	(734)	(736)	(757)
Profit on disposal of interest in associates	94		843
Share of after tax profits of associates and joint ventures	13	5	14
Profit before taxation	3,525	1,939	10,526
Taxation	(1,356)	(877)	(2,154)
Profit after taxation for the year	2,169	1,062	8,372
Depreciation and amortisation by segment
Total depreciation and amortisation	1,922	1,774	1,630
PP&E, intangible asset and goodwill impairment by segment
Total impairment	1,069	289	587
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(52)	(87)	(24)
Net operating assets	15,117	16,966
Net debt	(13,178)	(13,804)
Investments in associates and joint ventures	183	263	207
Derivative financial instruments	2	(38)
Current and deferred taxation	1,252	1,361
Assets held for sale	113	215
Net assets	3,489	4,963
Operating Segments [member]
Segment profit
Operating profit	8,944	8,033	5,923
Depreciation and amortisation by segment
Total depreciation and amortisation	1,187	1,092	934
PP&E, intangible asset and goodwill impairment by segment
Total impairment	71	197	184
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(16)	(52)	(22)
Net operating assets	14,249	17,194
Corporate and Other Unallocated [member]
Segment profit
Operating profit	(376)	(362)	(264)
Depreciation and amortisation by segment
Total depreciation and amortisation	144	94	145
PP&E, intangible asset and goodwill impairment by segment
Total impairment	3	24	18
PP&E and intangible asset impairment reversals by segment
Total impairment reversals		(26)	(2)
Net operating assets	868	(228)
Other Reconciling Items between Segment Profit and Operating Profit [member]
Segment profit
Operating profit	(4,481)	(5,073)	4,663
Depreciation and amortisation by segment
Total depreciation and amortisation	591	588	551
PP&E, intangible asset and goodwill impairment by segment
Total impairment	995	68	385
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(36)	(9)
Pharmaceuticals [member] | Operating Segments [member]
Segment profit
Operating profit	8,667	7,976	6,449
Depreciation and amortisation by segment
Total depreciation and amortisation	551	440	303
PP&E, intangible asset and goodwill impairment by segment
Total impairment	38	29	57
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(13)	(15)	(8)
Net operating assets	2,017	3,225
Pharmaceuticals Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	(2,740)	(2,488)	(2,168)
Depreciation and amortisation by segment
Total depreciation and amortisation	96	211	238
PP&E, intangible asset and goodwill impairment by segment
Total impairment	10	88	105
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(2)	(10)	(10)
Net operating assets	522	572
Pharmaceuticals Including Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	5,927	5,488	4,281
Depreciation and amortisation by segment
Total depreciation and amortisation	647	651	541
PP&E, intangible asset and goodwill impairment by segment
Total impairment	48	117	162
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(15)	(25)	(18)
Net operating assets	2,539	3,797
Vaccines [member] | Operating Segments [member]
Segment profit
Operating profit	1,644	1,429	958
Depreciation and amortisation by segment
Total depreciation and amortisation	405	315	253
PP&E, intangible asset and goodwill impairment by segment
Total impairment	13	34	17
PP&E and intangible asset impairment reversals by segment
Total impairment reversals		(19)
Net operating assets	9,707	9,676
Consumer Healthcare [member] | Operating Segments [member]
Segment profit
Operating profit	1,373	1,116	684
Depreciation and amortisation by segment
Total depreciation and amortisation	135	126	140
PP&E, intangible asset and goodwill impairment by segment
Total impairment	10	46	5
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(1)	(8)	£ (4)
Net operating assets	£ 2,003	£ 3,721